Parent Company Information - Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash held at bank subsidiaries	$ 138,589	$ 131,322	$ 110,752	$ 120,102
Securities	380,461	323,945
All other assets	112,063	124,090
Total assets	2,104,534	2,102,273
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	145,438	135,662
Long-term debt	243,139	249,674
Total liabilities	1,861,063	1,869,588
Shareholders’ equity	243,471	232,685	236,956	230,101
Total liabilities and shareholders’ equity	2,104,534	2,102,273
Bank of America Corporation
Assets
Cash held at bank subsidiaries	100,304	98,679		124,991
Securities	932	747
All other assets	14,599	19,073
Total assets	466,417	460,368
Liabilities and Equity [Abstract]
Short-term borrowings	46	181
Accrued expenses and other liabilities	16,872	15,428
Long-term debt	185,771	194,103
Total liabilities	222,946	227,683
Shareholders’ equity	243,471	232,685
Total liabilities and shareholders’ equity	466,417	460,368
Third party cash held	29	33
Bank Holding Companies and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	23,356	23,558
Investments in subsidiaries	270,441	268,234
Banks and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	2,395	1,682
Liabilities and Equity [Abstract]
Payables to subsidiaries	2,559	1,991
Nonbank Companies and Related Subsidiaries | Bank of America Corporation
Assets
Receivables from subsidiaries	52,251	46,577
Investments in subsidiaries	2,139	1,818
Liabilities and Equity [Abstract]
Payables to subsidiaries	$ 17,698	$ 15,980